Shareholder Fees	May 01, 2026 USD ($)
Royce International Premier Fund | Royce International Premier Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce International Premier Fund | Royce International Premier Fund - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce International Premier Fund | Royce International Premier Fund - Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Micro-Cap Fund | Royce Micro-Cap Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Micro-Cap Fund | Royce Micro-Cap Fund - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Premier Fund | Royce Premier Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Premier Fund | Royce Premier Fund - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Premier Fund | Royce Premier Fund - Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Fund | Royce Small-Cap Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Maximum Account Fee	$ 50	[1]
Royce Small-Cap Fund | Royce Small-Cap Fund - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Maximum Account Fee	$ 50	[1]
Royce Small-Cap Fund | Royce Small-Cap Fund - Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Value Fund | Royce Small-Cap Value Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Value Fund | Royce Small-Cap Value Fund - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund - Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce SMid-Cap Total Return Fund | Royce Smid-Cap Total Return Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce SMid-Cap Total Return Fund | Royce Smid-Cap Total Return Fund - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund | Royce Micro-Cap Fund - Consultant Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Premier Fund - Consultant Class | Royce Premier Fund | Royce Premier Fund - Consultant Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Fund - Consultant Class | Royce Small-Cap Fund | Royce Small-Cap Fund - Consultant Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Consultant Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - R Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Consultant Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Consultant Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - R Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Premier Fund - A Class | Royce Premier Fund | Royce Premier Fund - A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%	[2]
Maximum Deferred Sales Charge (as a percentage)	2.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund | Royce Small-Cap Fund - A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%	[4]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[5]
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	2.00%	[6]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	[6],[7]

[1]	Each GiftShare account pays an annual trustee fee of $50 to Alliance Trust Company, as trustee. Such fee is not included in the total annual Fund operating expenses shown above. If such fee was included, total annual Fund operating expenses would be higher.
[2]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information – Sales Charges” in this Prospectus.
[3]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge) at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[4]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information – Sales Charges” in this Prospectus.
[5]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[6]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information–Sales Charges” in this Prospectus.
[7]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.